Loans Held for Investment	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Loans Held for Investment

Note 3 – Loans Held for Investment

The composition of net loans held for investment by class as of December 31, 2019 and 2018 is as follows:

	2019	2018
	(dollars in thousands)
Commercial
Commercial	$59,075	$57,176
Real estate - commercial	130,998	130,634
Other real estate construction loans	23,043	31,141
Noncommercial
Real estate 1-4 family construction	7,600	7,805
Real estate - residential	71,370	76,564
Home equity	51,216	52,541
Consumer loans	12,957	12,159
Other loans	1,939	2,110
	358,198	370,130
Less:
Allowance for loan losses	(1,981)	(2,374)
Deferred loan fees, net	(248)	(160)
Loans held for investment, net	$355,969	$367,596

Although the Bank’s loan portfolio is diversified, there is a concentration of mortgage real estate loans, primarily 1 to 4 family residential and construction mortgage loans and home equity loans, which represent 36.34% of total loans. Additionally, there is a concentration in commercial loans secured primarily by real estate, shopping center locations, commercial land development, commercial buildings, equipment, and general commercial loans that represent 59.50% of total loans. There is not a concentration of a particular type of credit in this group of commercial loans.

Total recorded investment in impaired loans, which consisted of nonaccrual loans and other loans identified by management as impaired, totaled $6.8 million and $4.5 million at December 31, 2019 and 2018, respectively. There were no loans 90 days past due and still accruing at December 31, 2019 or at December 31, 2018.

Restructured loans at December 31, 2019 and December 31, 2018 totaled $3.9 million and $3.5 million, respectively, and are included in the impaired loan total. The carrying value of foreclosed properties held as other real estate was $494,000 and $1.0 million at December 31, 2019 and 2018, respectively. The Company had $130,000 in foreclosed residential real estate and $387,000 of residential real estate in process of foreclosure at December 31, 2019.

The Company had loans of $166.9 million and $187.6 million pledged to borrowings at Federal Home Loan Bank and the Federal Reserve Bank at December 31, 2019 and 2018, respectively.

The Company’s loan policies are written to address loan-to-value ratios and collateralization methods with respect to each lending category. Consideration is given to the economic and credit risk of lending areas and customers associated with each category.